Supplement to the

Fidelity® Canada Fund (FICDX), Fidelity China Region Fund (FHKCX), Fidelity Europe Capital Appreciation Fund (FECAX), Fidelity Europe Fund (FIEUX), Fidelity Japan Fund (FJPNX), Fidelity Japan Smaller Companies Fund (FJSCX), Fidelity Nordic Fund (FNORX), and Fidelity Pacific Basin Fund (FPBFX)

Fidelity Canada Fund is a Class of shares of Fidelity Canada Fund; Fidelity China Region Fund is a Class of shares of Fidelity China Region Fund; and Fidelity Japan Fund is a Class of shares of Fidelity Japan Fund

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2013

The following information supplements similar information found in the "Management Contracts" section beginning on page 57.

The following table provides information relating to other accounts managed by Mr. Lindblad as of December 31, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 1,850	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,380	none	none

* Includes Fidelity Europe Fund ($1,009 (in millions) assets managed with performance-based advisory fees) and Fidelity Europe Capital Appreciation Fund ($371 (in millions) assets managed with performance-based advisory fees).

As of December 31, 2013, the dollar range of shares of Fidelity Europe Fund beneficially owned by Mr. Lindblad was none. As of December 31, 2013, the dollar range of shares of Fidelity Europe Capital Appreciation Fund beneficially owned by Mr. Lindblad was none.

The following table provides information relating to other accounts managed by Mr. Hogan as of January 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 3,822	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 3,662	none	none

* Includes Fidelity Canada Fund ($2,290 (in millions) assets managed with performance-based advisory fees).

As of January 31, 2014, the dollar range of shares of Fidelity Canada Fund beneficially owned by Mr. Hogan was none.

TIFB-14-02  March 13, 2014
1.467593.151

Supplement to
Fidelity's Targeted International Equity Funds®
December 30, 2013
Prospectus

Proposed Reorganization. The Board of Trustees of Fidelity Investment Trust has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity® Europe Capital Appreciation Fund and Fidelity® Europe Fund pursuant to which Fidelity Europe Capital Appreciation Fund would be reorganized on a tax-free basis with and into Fidelity Europe Fund.

The Agreement provides for the transfer of all of the assets of Fidelity Europe Capital Appreciation Fund in exchange for corresponding shares of Fidelity Europe Fund equal in value to the net assets of Fidelity Europe Capital Appreciation Fund and the assumption by Fidelity Europe Fund of all of the liabilities of Fidelity Europe Capital Appreciation Fund. After the exchange, Fidelity Europe Capital Appreciation Fund will distribute the Fidelity Europe Fund shares to its shareholders pro rata, in liquidation of Fidelity Europe Capital Appreciation Fund. As a result, shareholders of Fidelity Europe Capital Appreciation Fund will become shareholders of Fidelity Europe Fund (these transactions are collectively referred to as the "Reorganization").

A Special Meeting (the "Meeting") of the Shareholders of Fidelity Europe Capital Appreciation Fund is expected to be held during the first quarter of 2014 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Fidelity Europe Capital Appreciation Fund in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place on or about March 21, 2014. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Fidelity Europe Fund, please call 1-800-544-8544. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's web site (www.sec.gov).

The following information replaces similar information for Fidelity® Japan Fund found in the "Fund Summary" section under the heading "Investment Adviser" on page 22.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., (FMRC) and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information for Fidelity® Japan Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 22.

Kirk Neureiter (portfolio manager) has managed the fund since March 2014.

The following information replaces similar information for Fidelity® Japan Smaller Companies Fund found in the "Fund Summary" section under the heading "Investment Adviser" on page 25.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., (FMRC), Fidelity Management & Research (Japan) Inc. (FMR Japan), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information for Fidelity® Japan Smaller Companies Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 25.

David Jenkins (portfolio manager) has managed the fund since March 2014.

The following information replaces similar information found in the "Fund Management" section on page 49.

FMRC serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for Fidelity Emerging Markets Fund and Fidelity Japan Fund. FMRC has day-to-day responsibility for choosing certain types of investments for Fidelity Canada Fund. FMRC may provide investment advisory services for Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, and Fidelity Pacific Basin Fund.

  FMR Japan, at Kamiyacho Prime Place, 1-17 Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for each fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. Currently, FMR Japan has day-to-day responsibility for choosing investments for Fidelity Japan Smaller Companies Fund. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Japan Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, and Fidelity Pacific Basin Fund. FMR Japan is an affiliate of the Adviser.
  FIL Investments (Japan) Limited (FIJ), at Shiroyama Trust Tower, 4-3-1, Toranomon, Minato-ku, Tokyo 105-6019, Japan, serves as a sub-adviser for Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, and Fidelity Pacific Basin Fund. As of March 31, 2013, FIJ had approximately $14.0 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, and Fidelity Pacific Basin Fund.
TIF-14-01  March 13, 2014
1.483702.184

The following information replaces the biographical information for Rie Shigekawa found in the "Fund Management" section on page 50.

Kirk Neureiter is portfolio manager of Fidelity Japan Fund, which he has managed since March 2014. Since joining Fidelity Investments in 1994, Mr. Neureiter has worked as a research associate, research analyst, associate director of research, director of Japan research, and portfolio manager.

The following information replaces the biographical information for Nicholas Price found in the "Fund Management" section on page 50.

David Jenkins is portfolio manager of Fidelity Japan Smaller Companies Fund, which he has managed since March 2014. Since joining Fidelity Investments in 2007, Mr. Jenkins has worked as a global research analyst and portfolio manager.